Number of Stock Options Outstanding and Exercisable (Parenthetical) (Detail) (CAD)	12 Months Ended
	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Total Number of in the Money Stock Options, Outstanding	3,360,483	[1]
Weighted average exercise price of in the money stock options	77.15	[1]
Weighted average years to expiration of exercisable in the money stock options	6 years 6 months	[1]
In-The-Money Stock Options
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Total Number of in the Money Stock Options, Outstanding	3,360,483
Weighted average exercise price of in the money stock options	77.15
Weighted average years to expiration of exercisable in the money stock options	4 years 8 months 12 days

[1]	As at December 31, 2013, the total number of in-the-money stock options outstanding was 3,360,483 with a weighted-average exercise price of $77.15. The weighted-average years to expiration of exercisable stock options is 4.7 years.